UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-23165

CION ARES DIVERSIFIED CREDIT FUND

(Exact name of registrant as specified in charter)

3 Park Avenue, 36th Floor

New York, NY 10016

(Address of principal executive offices) (zip code)

Eric A. Pinero

3 Park Avenue, 36th Floor

New York, NY 10016

(Name and address of agent for service)

Copy to:

Michael A. Reisner

Mark Gatto

CION Ares Management, LLC

3 Park Avenue, 36th Floor

New York, NY 10016

Richard Horowitz, Esq.

Matthew K. Kerfoot, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code:  (646) 845-2577

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2018 - June 30, 2019

Item 1.  Proxy Voting Record.

Issuer	Security Description	Ticker	Primary ID	Held by CADEX?	Shareholder Meeting Date	Matter Voted On	Proposed By	Voted (Yes/No)	For or Against	For or Against Management
Acadia Healthcare Co Inc.	Acadia Healthcare Co Inc. Common Stock	ACHC	00404A109	Yes	5/2/2019	Election of Directors, compensation of executive officers, frequency of advisory vote on executive officer compensation, and appointment of Ernst & Young LLP as independent accounting firm for FY 2019	Issuer	Yes	For	For
Coherus Biosciences Inc.	Coherus Biosciences Inc. Common Stock	CHRS	19249H103	Yes	5/22/2019	Election of Directors and appointment of Ernst & Young LLP as independent accounting firm for FY 2019	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CION ARES DIVERSIFIED CREDIT FUND

By:	/s/ Michael A. Reisner
Michael A. Reisner
Co-President and Chief Executive Officer

By:	/s/ Mark Gatto
Mark Gatto
Co-President and Chief Executive Officer

Date: August 1, 2019